Issued capital and reserves	12 Months Ended
Dec. 31, 2018
Issued capital and reserves
Issued capital and reserves

16. Issued capital and reserves

Share capital

Issued and fully paid shares:

At December 31, 2017 and 2018		Number of shares (millions)	$'m
- Class A common shares (par value €0.01)	(ii)	18.6	—
- Class B common shares (par value €0.10)	(i)	217.7	23
		236.3	23

2018

There were no material share transactions in the year ended December 31, 2018.

2017

(i)	Share reorganization

In March 2017, the Company completed a reorganization of its capital structure. The authorized share capital of the Company was set at €55 million, divided into 1 billion Class A common shares at a par value of €0.01 and 450 million Class B common shares at a par value of €0.10 per share.

The 11,111,200 outstanding ordinary shares of the Company were cancelled and the existing shareholders were issued, on a pro rata basis, 1,111,120 Class B common shares with an equivalent total par value to the cancelled shares. In addition, the Company converted its $716 million related party loan payable to ARD Group Finance Holdings S.A. (a subsidiary of its intermediate parent and a shareholder of the Company), into 86,154 Class B common shares, and issued 216,498,726 Class B common shares on a pro rata basis to existing shareholders, for no additional consideration. The par value was satisfied by a reallocation of existing share premium. Consequently, there was a total of 217,696,000 Class B common shares in issue prior to the Company’s IPO, as described below.

(ii)	Share issuance

On March 20, 2017, the Company closed its IPO of 18,630,000 Class A common shares on the NYSE at $19.00 per share. The net proceeds of the IPO were $323 million, after deducting underwriting discounts of $21 million and estimated directly attributable transaction costs of $10 million.